                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-137867


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
           POLARIS PLATINUM II VARIABLE ANNUITY DATED FEBRUARY 4, 2008
       POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED FEBRUARY 11, 2008
                        POLARIS ADVISOR DATED MAY 1, 2007
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2007
           POLARIS CHOICE III VARIABLE ANNUITY DATED FEBRUARY 4, 2008
       POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED FEBRUARY 4, 2008
            POLARIS ADVANTAGE VARIABLE ANNUITY DATED FEBRUARY 4, 2008
           POLARIS ADVISOR III VARIABLE ANNUITY DATED FEBRUARY 4, 2008

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                          VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS
             SEASONS ADVISOR II VARIABLE ANNUITY DATED JULY 30, 2007
              SEASONS ELITE VARIABLE ANNUITY DATED FEBRUARY 4, 2008
            SEASONS SELECT II VARIABLE ANNUITY DATED FEBRUARY 4, 2008
           SEASONS ADVISOR III VARIABLE ANNUITY DATED FEBRUARY 4, 2008
       SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED FEBRUARY 4, 2008
            SEASONS ADVANTAGE VARIABLE ANNUITY DATED FEBRUARY 4, 2008

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                          SUPPLEMENT TO THE PROSPECTUS
                POLARIS PLUS VARIABLE ANNUITY DATED JULY 30, 2007
   POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED FEBRUARY 4, 2008

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THE FOLLOWING REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER THE SUBHEADING
"WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS:

The consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2007, File No. 001-08787, was filed on February 28, 2008, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC  20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL  60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY  10281

Dated: March 6, 2008

                Please keep this Supplement with your Prospectus